CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Product sales	$ 5,849,330	$ 10,498,726
License fees	402,264	167,657
Royalties	1,510,340	703,744
Other revenue	0	201,311
Total revenues	7,761,934	11,571,438
Cost of revenues
Cost of sales	6,594,006	8,363,902
Cost of royalties	176,737	89,290
Total cost of revenues	6,770,743	8,453,192
Gross profit	991,191	3,118,246
Operating expenses
Salaries and wages	8,473,427	7,319,407
Consulting expenses	1,401,381	2,148,983
Professional fees	1,221,462	1,156,868
Research, development, trials and studies	2,623,541	3,798,398
General and administrative expenses	5,978,429	6,789,660
Impairment of trademarks and IPR&D	4,683,829	0
Total operating expenses	24,382,069	21,213,316
Loss from operations	(23,390,878)	(18,095,070)
Other income (expense)
Interest, net	(3,434,783)	(1,680,023)
Change in fair value of derivative liabilities	8,100,922	(470,052)
Loss on disposal of fixed assets	(131,456)	0
Other	(7,493)	15,374
Total other income (expenses)	4,527,190	(2,134,701)
Loss before provision for income taxes	(18,863,688)	(20,229,771)
Income tax provision	19,584	18,589
Net loss	$ (18,883,272)	$ (20,248,360)
Loss per common share - Basic and diluted	$ (0.16)	$ (0.20)
Weighted average shares outstanding - Basic and diluted	120,516,225	103,620,046